Right-of-Use Asset (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Right-of-use Asset
Schedule of Right-of-use Asset

Right-of-use asset consists of the following:

	March 31,	December 31,
	2022	2021

Office lease	$319,133	319,133
Less accumulated depreciation	(291,222)	(266,780)
Right-of-use asset, net	$27,911	$52,353

The total depreciation expense during the three months ended March 31, 2022 and March 31, 2021 was $24,442 and $26,595, respectively.

Right-of-use asset consists of the following:

	December 31, 2021	December 31, 2020

Office lease	$319,133	319,133
Less accumulated depreciation	(266,780)	(160,402)
Right-of-use asset, net	$52,353	$158,731